NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Property, Plant and Equipment (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Property, Plant and Equipment

f)Property, Plant and Equipment

Property, plant and equipment consists of the SDA Mill, mill equipment, automotive equipment and office equipment and is recorded at cost, less accumulated depreciation. Property, plant and equipment is amortized on a straight-line basis over its estimated life:

•SDA Mill – 10 years

•Mill equipment – 5 to 10 years

•Automotive equipment – 5 years

•Office Equipment – 30% declining balance and 10 years